Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (15,777,704)	$ 23,596,914	$ 10,256,622
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	42,235	42,042	40,085
Deferred tax (benefit) expense	(1,076)	(341)	208
Amortization of operating lease right-of-use assets	43,517
Changes in operating assets and liabilities:
Accounts receivable	2,971,527	3,871,400	(5,409,117)
Prepayments and other assets	4,065,720	376,537	(3,697,909)
Due from related parties	1,137,951	(935,409)	96,767
Accounts payable	(489,327)	262,029	183,365
Advance from customers	(6,603,865)	3,884,799	394,221
Accrued expenses and other liabilities	(3,107,396)	2,025,425	(1,232,108)
Taxes payable	(7,390)	9,034	356
Operating leases liabilities	(48,190)
Net cash (used in) provided by operating activities	(17,773,998)	33,132,430	632,490
Cash flows from investing activities:
Proceeds from certificate of deposit			300,000
Net cash provided by investing activities			300,000
Cash flows from financing activities:
Net cash acquired in the reverse recapitalization	23
Repayment to related parties	(13,222,559)	(6,467,686)	(50,000)
Loans from related parties	13,378,750	2,520,364	1,421,466
Repayment of long-term bank loans	(832,579)	(1,022,130)	(165,442)
Capital contributed by shareholders		7,419	100,041
Dividends to shareholders	(902,000)	(16,952,502)
Net cash (used in) provided by financing activities	(1,578,365)	(21,914,535)	1,306,065
Net (decrease) increase in cash and cash equivalents	(19,352,363)	11,217,895	2,238,555
Cash and cash equivalents, beginning of year	21,572,336	10,354,441	8,115,886
Cash and cash equivalents, end of year	2,219,973	21,572,336	10,354,441
Supplemental disclosure information:
Cash paid for income tax	10,870	2,503	1,549
Cash paid for interest	60,789	81,413	122,295
SUPPLEMENTAL DISCLOSURES OF NON-CASH ACTIVITIES
Acquisition of noncontrolling interest			327,848
Addition to fixed assets through due to related party		522,388	56,957
Right-of-assets obtained in exchange for operating lease obligations	252,339
Conversion of rights to ordinary shares upon the reverse merger recapitalization	$ 500,000